Schedule of other provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance	$ 1,854	$ 1,161
Foreign exchange	5	(23)
Additional provisions	1,152	1,174
Reverse unused provisions		(372)
Provisions utilized		(86)
Disposals and transfers to AHFS	(724)
Balance	2,287	1,854
Employee Entitlements [member]
IfrsStatementLineItems [Line Items]
Balance	578	692
Foreign exchange	4	(27)
Additional provisions	63
Reverse unused provisions		(1)
Provisions utilized		(86)
Disposals and transfers to AHFS	(621)
Balance	24	578
Remediation provision [member]
IfrsStatementLineItems [Line Items]
Balance		353
Foreign exchange		8
Additional provisions
Reverse unused provisions		(361)
Provisions utilized
Disposals and transfers to AHFS
Balance
Fiscal provision [member]
IfrsStatementLineItems [Line Items]
Balance	1,174
Foreign exchange
Additional provisions	864	1,174
Reverse unused provisions
Provisions utilized
Disposals and transfers to AHFS
Balance	2,038	1,174
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Balance
Foreign exchange
Additional provisions	225
Reverse unused provisions
Provisions utilized
Disposals and transfers to AHFS
Balance	225
Warranty provision [member]
IfrsStatementLineItems [Line Items]
Balance	102	116
Foreign exchange	1	(4)
Additional provisions
Reverse unused provisions		(10)
Provisions utilized
Disposals and transfers to AHFS	(103)
Balance		$ 102